                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004

Check here if Amendment [_]; Amendment Number: ________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                         Name:... Traxis Partners, LLC
                         Address: 600 Fifth Avenue
                                  New York, NY 10020

Form 13F File Number:  28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name:. Patrick DeGraca
                         Title: Chief Financial Officer
                         Phone: 212-332-5195

Signature, Place, and Date of Signing:

       Pat DeGraca               New York, NY                5/3/2004
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number   Name

 28-_______________     _______________________________________________________
 [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

             Form 13F Information Table Entry Total: 17,442,242

             Form 13F Information Table Value Total: 584,252
                                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number Name

    ______ 28-________________  ____________________________________________

   [Repeat as necessary.]

 SECURITY                                Title of Class   CUSIP   Value Shares
 --------                                -------------- --------- ----- ------
 3M COMPANY USD COM.....................     Common     88579Y101  3407  44300
 ABBOTT LABS STK........................     Common     002824100 18410 434600
 ADOBE SYSTEMS..........................     Common     00724F101  8242 166600
 ALTRIA GROUP INC USD COM...............     Common     02209S103 14728 312700
 ANHEUSER BUSCH COS INC.................     Common     035229103  6194 124000
 ANTHEM INC USD COM.....................     Common     03674B104  1966  25000
 ARCHER DANIELS - ADM...................     Common     039483102  1384  81500
 BANCO BRADESCO-SPONSORED ADR...........     Common     059460303  8186 155339
 BANCO ITAU SA ADR......................     Common     059602201  4519  81422
 BEAR STEARNS...........................     Common     073902108  3578  37200
 BMC SOFTWARE INC.......................     Common     055921100  3072 194300
 BRISTOL MYERS STK......................     Common     110122108 14027 592900
 BURLINGTON RESOURCES INC USD COM.......     Common     122014103  6103 147800
 CAMPBELL SOUP STK......................     Common     134429109   883  33600
 CHARLES SCHWAB CORP....................     Common     808513105  4476 487000
 CHUBB CORP USD COM.....................     Common     171232101  2488  34600
 CISCO SYSTEMS INC USD COM..............     Common     17275R102  2409 125000
 CITIGROUP INC USD COM..................     Common     172967101  3245  73250
 COCA COLA STK..........................     Common     191216100 16165 402700
 COMPUTER ASSOCIATES INTL INC...........     Common     204912109 12408 471800
 CONAGRA INC............................     Common     205887102  2054  79900
 CONOCOPHILLIPS INC USD COM.............     Common     20825C104   538   6433
 CVRD CIA VALE DO RIO ADR...............     Common     204412209  2715 120837
 DEAN FOODS CO..........................     Common     242370104   603  20100
 DEVON ENERGY CORP USD COM..............     Common     25179M103   777  10500
 DR REDDYS LABS.........................     Common     256135203   702  43579
 EASTMAN KODAK CO COM USD...............     Common     277461109  1696  56000
 EMERSON ELECTRIC CO USD COM............     Common     291011104   424   6600
 EXXON MOBIL CORP USD COM...............     Common     30231G102  2864  58672
 FEDERAL NATIONAL MORTGAGE ASSOC USD COM     Common     313586109   986  14000
 GENENTECH INC USD COM..................     Common     368710406  2024  44000
 GENERAL ELECTRIC CO USD COM............     Common     369604103  4708 138300
 GENERAL MILLS INC (2)..................     Common     370334104  1971  43900
 GOLDMAN SACHS GROUP INC................     Common     38141G104 16186 173600
 HALLIBURTON CO USD COM.................     Common     406216101  1506  41000
 HERSHEY FOODS STK......................     Common     427866108  1261  27000
 HJ HEINZ STK...........................     Common     423074103  1887  52400
 HOSPIRA INC USD COM....................     Common     441060100   345  10825
 INTEL CORP USD COM.....................     Common     458140100  2645 118000
 INTERNATIONAL PAPER CO USD COM.........     Common     460146103  2390  62000
 INTUIT INC.............................     Common     461202103  7564 166600
 ISHARES MSCI BRAZIL....................     Common     464286400 11698 630600
 JOHNSON & JOHNS STK....................     Common     478160104 52155 923820
 JPMORGAN CHASE & CO USD COM............     Common     46625H100  2312  60080
 KELLOGG - K............................     Common     487836108  1544  36200
 KRAFT FOODS............................     Common     50075N104  3562 108400
 LEHMAN BROTHERS HOLDINGS INC...........     Common     524908100  7932  99500
 LILLY STK..............................     Common     532457108 17859 297400
 MACROMEDIA - MACR......................     Common     556100105   558  27800
 MARSH & MCLENNAN COS INC USD C.........     Common     571748102   836  30000
 MERCK & CO STK.........................     Common     589331107 23443 720500

SECURITY                                Title of Class   CUSIP    Value    Shares
--------                                -------------- --------- ------- ----------
MERCURY INTERACTIVE CORP...............     Common     589405109    1932      55400
MERRILL LYNCH & CO.....................     Common     590188108   17322     348400
MICROMUSE INC..........................     Common     595094103     204      55400
MICROSOFT CORP.........................     Common     594918104   27150     979507
MORGAN STANLEY ASIA-PACIFIC FUND INC...     Common     61744U106    1981     173135
MORGAN STANLEY EATERN EUROPE FUND INC..     Common     616988101     652      21420
MS DEAN WITTER & CO....................     Common     617446448   21089     425900
NUANCE COMMUNICATIONS INC..............     Common     669967101     117      27600
OPENWAVE SYSTEMS INC...................     Common     683718308     164      18600
ORACLE CORPORATION.....................     Common     68389X105    7514     666100
PEOPLESOFT INC.........................     Common     712713106    4409     222100
PEPSICO INC............................     Common     713448108   15371     315100
PETROLEO BRASILEIRO S.A. -ADR..........     Common     71654V408   16369     464355
PFIZER STK.............................     Common     717081103   71667    2349000
PROCTER & GAMBLE CO USD COM............     Common     742718109     245       4800
ROYAL DUTCH PETROLEUM NLG1.25 NY SHARES     Common     780257804    2268      42000
SAP AG SPONSORED ADR...................     Common     803054204   17302     444207
SAPIENT CORPORATION....................     Common     803062108     636      83300
SARA LEE CORP..........................     Common     803111103    2510     109800
SCHERING-PLOUGH CORP USD COM...........     Common     806605101     352      20000
SCHLUMBERGER LTD CURACAO USD COM.......     Common     806857108    2815      45200
SIEBEL SYSTEMS INC.....................     Common     826170102    1675     222100
TELE CENTRO OESTE CEL-ADR..............     Common     87923P105     478      46877
TELEBRAS - SPONS ADR BLOCK.............     Common     879287308    7275     264546
TELENORTE LESTE PARTICIP - ADR.........     Common     879246106    4767     360311
TEMPLE-INLAND INC USD COM..............     Common     879868107     452       7643
TIBCO SOFTWARE INC.....................     Common     88632Q103    1179     138600
TIME WARNER INC USD COM................     Common     887317105    1864     113847
TYCO INTERNATIONAL LTD USD COM.........     Common     902124106     951      30000
UNIBANCO - SPONSORED GDR...............     Common     90458E107    4678     193067
UNILEVER NV NEW YORK SHS...............     Common     904784709    1817      30900
UNILEVER PLC SPONS ADR REPR 4 ORDS.....     Common     904767704    1883      54500
UNITED TECHNOLOGIES CORP USD COM.......     Common     913017109    3470      36600
UNOCAL CORP USD COM....................     Common     915289102    1058      25000
VERITAS SOFTWARE CORP..................     Common     923436109    3459     194300
VERIZON COMMUNICATIONS INC USD COM.....     Common     92343V104    5195     129870
WM WRIGLEY STK.........................     Common     982526105    1380      21800
WYETH..................................     Common     983024100   16723     443600
ZIMMER HOLDINGS USD COM................     Common     98956P102     244       3200
                                                                 584,252 17,442,242

SH/PRN PUT/CALL Investment Discretion Other Managers Voting Sole Voting Shared Voting None
------ -------- --------------------- -------------- ----------- ------------- -----------
  SH..                  Sole                                0          0          44300
  SH..                  Sole                           434600          0              0
  SH..                  Sole                           166600          0              0
  SH..                  Sole                           301100          0          11600
  SH..                  Sole                           124000          0              0
  SH..                  Sole                                0          0          25000
  SH..                  Sole                            81500          0              0
  SH..                  Sole                           155339          0              0
  SH..                  Sole                            81422          0              0
  SH..                  Sole                            37200          0              0
  SH..                  Sole                           194300          0              0
  SH..                  Sole                           568900          0          24000
  SH..                  Sole                                0          0         147800
  SH..                  Sole                            33600          0              0
  SH..                  Sole                           487000          0              0
  SH..                  Sole                                0          0          34600
  SH..                  Sole                                0          0         125000
  SH..                  Sole                                0          0          73250
  SH..                  Sole                           329700          0          73000
  SH..                  Sole                           471800          0              0
  SH..                  Sole                            79900          0              0
  SH..                  Sole                                0          0           6433
  SH..                  Sole                           120837          0              0
  SH..                  Sole                            20100          0              0
  SH..                  Sole                                0          0          10500
  SH..                  Sole                            43579          0              0
  SH..                  Sole                                0          0          56000
  SH..                  Sole                                0          0           6600
  SH..                  Sole                                0          0          58672
  SH..                  Sole                                0          0          14000
  SH..                  Sole                                0          0          44000
  SH..                  Sole                                0          0         138300
  SH..                  Sole                            43900          0              0
  SH..                  Sole                           173600          0              0
  SH..                  Sole                                0          0          41000
  SH..                  Sole                            27000          0              0
  SH..                  Sole                            52400          0              0
  SH..                  Sole                                0          0          10825
  SH..                  Sole                                0          0         118000
  SH..                  Sole                                0          0          62000
  SH..                  Sole                           166600          0              0
  SH..                  Sole                           630600          0              0
  SH..                  Sole                           868600          0          55220
  SH..                  Sole                                0          0          60080
  SH..                  Sole                            36200          0              0
  SH..                  Sole                            45200          0          63200
  SH..                  Sole                            99500          0              0
  SH..                  Sole                           297400          0              0
  SH..                  Sole                            27800          0              0
  SH..                  Sole                                0          0          30000
  SH..                  Sole                           650200          0          70300

SH/PRN PUT/CALL Investment Discretion Other Managers Voting Sole Voting Shared Voting None
------ -------- --------------------- -------------- ----------- ------------- -----------
  SH..                  Sole                             55400         0              0
  SH..                  Sole                            348400         0              0
  SH..                  Sole                             55400         0              0
  SH..                  Sole                            832607         0         146900
  SH..                  Sole                                 0         0         173135
  SH..                  Sole                                 0         0          21420
  SH..                  Sole                            393900         0          32000
  SH..                  Sole                             27600         0              0
  SH..                  Sole                             18600         0              0
  SH..                  Sole                            666100         0              0
  SH..                  Sole                            222100         0              0
  SH..                  Sole                            255500         0          59600
  SH..                  Sole                            464355         0              0
  SH..                  Sole                           2231100         0         117900
  SH..                  Sole                                 0         0           4800
  SH..                  Sole                                 0         0          42000
  SH..                  Sole                            444207         0              0
  SH..                  Sole                             83300         0              0
  SH..                  Sole                            109800         0              0
  SH..                  Sole                                 0         0          20000
  SH..                  Sole                                 0         0          45200
  SH..                  Sole                            222100         0              0
  SH..                  Sole                             46877         0              0
  SH..                  Sole                            264546         0              0
  SH..                  Sole                            360311         0              0
  SH..                  Sole                                 0         0           7643
  SH..                  Sole                            138600         0              0
  SH..                  Sole                                 0         0         113847
  SH..                  Sole                                 0         0          30000
  SH..                  Sole                            193067         0              0
  SH..                  Sole                                 0         0          30900
  SH..                  Sole                                 0         0          54500
  SH..                  Sole                                 0         0          36600
  SH..                  Sole                                 0         0          25000
  SH..                  Sole                            194300         0              0
  SH..                  Sole                                 0         0         129870
  SH..                  Sole                             21800         0              0
  SH..                  Sole                            390200         0          53400
  SH..                  Sole                                 0         0           3200